Basic and Diluted Loss Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Basic and diluted loss per share
4. Basic and diluted loss per share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,

	2021	2020	2021	2020

	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(8,041)	(8,394)	(26,889)	(18,421)

Basic and diluted weighted average number of shares	52,165	35,093	51,994	33,419

	£	£	£	£
Basic and diluted loss per share	(0.15)	(0.24)	(0.52)	(0.55)

Basic loss per share is calculated by dividing the loss for the period attributable to the equity holders of the Company by the weighted average number of shares outstanding during the period.
The potential shares issued through equity settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.